Warrants	12 Months Ended
Dec. 31, 2024
Warrants [Abstract]
WARRANTS

NOTE 13 — WARRANTS:

A. Derivatives warrant liabilities

As part of the PIPE the Company issued to accredited investors Units each consisting of (i) one Ordinary Share or pre-funded warrant, (ii) one series A warrant and (iii) one series B warrant, see Note 10B above. The terms of the series A warrants issued include certain features that preclude equity classification; therefore, they were classified as liabilities with changes in fair value recognized in profit or loss. Additionally, the terms include a cashless exercise provision and repricing provisions, under certain circumstances.

The fair value of the series A warrants issued in the PIPE at the time of the initial closing, which took place on October 30, 2023, was calculated by an independent valuation expert, performing numerous iterations using the Black–Scholes option price model and were in the following dates (as per level 3 hierarchy):

	2023	2024
Expected volatility (%)	55.08% - 60.24%	80.84% - 83.21%
Risk-free interest rate (%)	3.85% - 4.99%	4.08% - 4.34%
Expected Life (years)	2-5.33	1.89 - 4.39
Value per share	$0.59 - $0.71	$1.53 - $2.48
Exercise price (U.S. dollars per share)	$1.1	$1.1

The following table sets forth the changes in the number of outstanding series A warrants during the year ended December 31, 2024:

Balance as of December 31, 2022	-
Issuance of warrants - October 2023	4,636,364
Balance as of December 31, 2023	4,636,364
Exercise of warrants	1,654,546
Balance as of December 31, 2024	2,981,818

The following table sets forth the fair value changes in US dollar of the series A warrants during the year ended December 31, 2024:

Balance as of December 31, 2022	-
Initial measurement	1,287,173
Change in fair value	277,600
Balance as of December 31, 2023	1,564,773
Change in fair value	5,688,891
Exercise of warrants*	(2,742,173)
Balance as of December 31, 2024	4,511,491

*	See note 10B

B. Equity warrant

During April 2024, certain consultants exercised 359,020 warrants via a cashless exercise mechanism for which they received 355,974 ordinary shares.

As of December 31,2024, the remaining outstanding equity warrants are summarized in the table below:

Issuance date	In connection with	No. of warrants issued	Exercise price per share	No. of Ordinary shares underlying warrants
2022*	Delta Drone Warrants	111,261	$4.00	111,261
2023**	IPO Underwriter Warrants	97,500	$5.00	97,500
2023****	IPO Consultant Warrants	144,606	$1.275	144,606

*	see Note 13B

**	see Note 10C2)

****	see Note 10C5)